Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheet (Parenthetical) (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001
Ordinary stock, authorized	4,266,159,600
Ordinary stock, shares issued	1,550,071,169
Class A Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	969,071,169	964,071,169
Ordinary Stock, shares outstanding	824,164,599	943,436,904
Class B Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	581,000,000	586,000,000
Ordinary Stock, shares outstanding	581,000,000	586,000,000
Parent Company [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury stock,shares	144,906,570	20,634,265
Parent Company [Member] | Class A Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	969,071,169	964,071,169
Ordinary Stock, shares outstanding	824,164,599	943,436,904
Parent Company [Member] | Class B Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	581,000,000	586,000,000
Ordinary Stock, shares outstanding	581,000,000	586,000,000